Income Taxes - Additional Information (Detail) - CNY (¥) ¥ in Thousands				12 Months Ended
	Oct. 09, 2021	Nov. 02, 2018	Nov. 02, 2015	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Tax rate on taxable income		15.00%		15.00%
HNTE, reduced tax rate			15.00%
Withholding income tax rate							10.00%
Withholding income tax rate, Foreign invested enterprise						5.00%
Withholding income tax rate, ownership threshold				25.00%
Net operating loss carryforwards				¥ 67,714	¥ 31,218	¥ 30,177
Net operating loss carryforwards, valuation allowance				67,109	30,613	30,113
Net operating loss carryforwards, expected to be utilized				¥ 605	¥ 605	¥ 64
Net operating loss carryforwards, carry over period				5 years	10 years
Net operating loss carryforwards, expiration term				2023 to 2030
Accrued withholding tax on undistributed earnings of domestic subsidiaries				¥ 0
Unrecognized tax liabilities				¥ 0
Chengdu Huize [Member]
Tax rate on taxable income	15.00%
Inland Revenue, Hong Kong [Member]
Tax rate on taxable income				16.50%
State Administration of Taxation, China [Member]
Tax rate on taxable income				25.00%